UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5074

Dreyfus BASIC U.S. Mortgage Securities Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Us Mortgage Securities Fund
September 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--115.0%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--5.0%
Daimler Chrysler Auto Trust,
Ser. 2006-A, Cl. A3	5.00	5/8/10	792,999	791,975
Ford Credit Auto Owner Trust,
Ser. 2005-A, Cl. B	3.88	1/15/10	250,000	247,508
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. A4	4.38	1/15/10	1,050,000	1,044,467
Ford Credit Auto Owner Trust,
Ser. 2006-A, Cl. A3	5.05	3/15/10	290,961	290,571
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A2A	5.42	4/15/10	1,000,000	1,002,153
USAA Auto Owner Trust,
Ser. 2004-2, Cl. A4	3.58	2/15/11	289,442	287,888
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A3,	4.83	4/15/10	722,302	720,825
WFS Financial Owner Trust,
Ser. 2003-4, Cl. C	3.02	5/20/11	23,976	23,943
WFS Financial Owner Trust,
Ser. 2004-3, Cl. C	3.60	2/17/12	256,648	254,002
				4,663,332
Asset-Backed Ctfs./Credit Cards--2.7%
Chase Issuance Trust,
Ser. 2007-A4, Cl A4	5.75	4/16/12	750,000 a	746,063
Chase Issuance Trust,
Ser. 2007-A1, Cl. A1	5.77	3/15/13	1,000,000 a	988,420
MBNA Credit Card Master Note
Trust, Ser. 2003-A9, Cl. A9	5.88	2/15/11	750,000 a	749,952
				2,484,435
Asset-Backed Ctfs./Home Equity Loans--4.1%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A1	5.19	4/25/36	152,502 a	152,266
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	959,836 a	955,835
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2A	5.17	12/25/36	397,091 a	394,054
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	125,000	98,898
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	442,848	441,388
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	5.42	4/1/37	890,154 a	883,610
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	312,300 a	256,566
Morgan Stanley ABS Capital I,
Ser. 2007-HE2, Cl. A2A	5.17	1/25/37	611,209 a	606,404
				3,789,021
Commercial Mortgage Pass-Through Ctfs.--.8%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	5.41	1/25/37	434,461 a,b	424,841
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	6.28	3/6/20	325,000 a,b	319,542
				744,383

Residential Mortgage Pass-Through Ctfs.--7.0%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.50	1/25/36	184,569 a	184,066
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2002-19, Cl. B1	5.96	11/25/32	484,451 a	483,274
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	500,000 a	498,542
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	1,168,658	1,184,493
GMAC Mortgage Corp. Loan Trust,
Ser. 2004-J1, Cl. M3	5.50	4/25/34	766,093	622,367
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	5.68	12/25/34	580,080 a	592,954
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25, Cl. 4A2	6.14	9/25/36	188,498 a	189,628
J.P. Morgan Alternative Loan
Trust, Ser. 2007-A1, Cl. 1A2A	5.19	3/25/37	674,533 a	672,631
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	500,000 a	508,364
JP Morgan Mortgage Trust,
Ser. 2003-A1, Cl. 1A1	4.34	10/25/33	505,130 a	491,630
JP Morgan Mortgage Trust,
Ser. 2005-A7 Cl. 1A2	4.99	10/25/35	275,000 a	272,828
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.01	7/25/35	455,082 a	451,964
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	330,000 a	321,879
				6,474,620

U.S. Government Agencies/Mortgage-Backed--95.2%
Federal Home Loan Mortgage Corp.:
5.50%	3,365,000 c	3,293,999
6.00%, 8/1/22	497,898	504,377
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12	28,915 d	3,012
Federal National Mortgage Association:
6.00%	780,000 c	790,109
5.00%, 1/1/18 - 4/1/20	1,906,450	1,870,455
5.50%, 2/1/36	975,024	955,348
6.00%, 7/1/22 - 9/1/22	1,062,489	1,076,980
Government National Mortgage Association I:
6.00%	7,265,000 c	7,304,667
6.50%	6,255,000 c,e	6,390,031
5.00%, 5/15/33 - 10/15/35	7,327,159	7,098,840
5.50%, 6/15/20 - 10/15/35	21,040,911	20,772,898
6.00%, 10/15/19 - 8/15/37	6,085,073	6,130,046
6.50%, 10/15/10 - 8/15/37	1,259,267	1,287,548
7.00%, 1/15/24 - 2/15/24	61,066	64,054
7.50%, 12/15/23	8,404	8,821
8.00%, 4/15/08 - 12/15/22	182,461	193,313
8.50%, 1/15/20 - 3/15/22	27,497	29,685
9.00%, 11/15/19 - 11/15/22	12,351	13,346
9.50%, 9/15/19 - 10/15/20	7,917	8,663
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	383,426	377,773
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	519,795	508,599

Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,090,308	1,074,066
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	673,577	663,287
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	395,802	391,056
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	570,961	563,795
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	2,904,000	2,917,945
Government National Mortgage Association II:
5.00%, 9/20/33 - 1/20/36	6,931,253	6,656,782
5.50%, 7/20/30 - 1/20/36	5,525,752	5,437,087
6.00%, 6/20/35 - 4/20/36	10,686,626	10,744,807
6.38%, 4/20/30	149,410 a	150,865
6.50%, 6/20/31 - 7/20/31	354,967	363,415
7.00%, 12/20/27 - 8/20/31	609,008	636,413
9.00%, 1/20/20 - 7/20/25	20,726	22,394
9.50%, 9/20/21 - 12/20/21	9,341	10,199
		88,314,675
U.S. Treasury Notes--.2%
3.50%, 8/15/09	169,000 f,g	167,653
Total Bonds and Notes
(cost $108,303,490)		106,638,119
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options--.0%
3-Month Floor USD Libor-BBA
Interest Rate, June 2009 @ 4	5,300,000	8,429
U.S. Treasury 5-Year Future Notes
December 2007@ 107	4,400,000	24,063
		32,492
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, January 2008 @ 6	10,000,000	0
Total Options
(cost $50,774)		32,492
	Principal
Short-Term Investments--1.1%	Amount ($)	Value ($)

U.S. Government Agencies
Federal Home Loan Mortgage Corp.,
4.50%, 10/9/07
(cost $999,000)	1,000,000	999,000

Other Investment--2.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,573,000)	2,573,000 [h]	2,573,000

Investment of Cash Collateral for
Securities Loaned--.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,040)	4,040 [h]	4,040

Total Investments (cost $111,930,304)	118.9%	110,246,651
Liabilities, Less Cash and Receivables	(18.9%)	(17,516,639)
Net Assets	100.0%	92,730,012

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $744,383 or 0.8% of net assets.
c	Purchased on a forward commitment basis.
d	Notional face amount shown.
e	Purchased on a delayed delivery basis.
f	All or partially held by a broker as collateral for open financial futures positions.
g	All or a portion of this security is on loan. At September 30, 2007, the total market value of the fund's security on loan is $3,968 and the total market value of the collateral held by the fund is $4,040.
h	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES September 30, 2007 (Unaudited)
		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2007 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	11	1,177,344	December 2007	(6,531)
U.S. Treasury 10 Year Notes	20	2,185,625	December 2007	(6,562)
U.S. Treasury 30 Year Bonds	3	334,031	December 2007	(844)
Financial Futures Short
U.S. Treasury 2 Year Notes	25	(5,176,172)	December 2007	(2,344)
				(16,281)

STATEMENT OF OPTIONS WRITTEN
September 30, 2007 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options
U.S. Treasury 5-Year Notes
December 2007 @ 108	4,400,000	(8,938)
Put Options
U.S. Treasury 5-Year Notes
December 2007 @ 106	4,400,000	(7,562)
(Premiums received $28,596)		(16,500)

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Mortgage Securities Fund

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 26, 2007

Date: November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)